Depreciation Amortization and Impairment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Chile [member]
Disclosure of geographical areas [line items]
Projection of loan deposit	9.92%
Annual average ratio of demand deposits and term deposit balances	3.70%
Colombia [member]
Disclosure of geographical areas [line items]
Projection of loan deposit	10.00%
Annual average ratio of demand deposits and term deposit balances	4.00%